SCHEDULE OF RECONCILIATION OF EXPECTED INCOME TAX EXPENSES (RECOVERY) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Loss for the year	$ (701,215)	$ (818,228)	$ (1,708,132)
Expected income tax recovery (27%)	(189,000)	(221,000)	(461,000)
Change in statutory, foreign tax, foreign exchange rates and other	(54,000)	(2,000)
Permanent differences and other	192,000	91,000	134,000
Share issue cost		(5,000)	(5,000)
Change in unrecognized deductible temporary differences	51,000	137,000	$ 356,000
Total income tax expense (recovery)